SEGMENT INFORMATION - Capital Expenditures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total capital expenditures	$ 471,121	$ 562,972	$ 623,325
Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	248,248	418,053	515,420
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	6,620	8,973	4,690
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	17,707	24,450	5,776
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	134,075	311,441	467,780
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	89,846	73,189	37,174
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	58,697	22,572	13,571
Cyprus Operations [Member] | Cyprus [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	39,911	68,238	64,283
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 124,265	$ 54,109	$ 30,051